ACQUISITIONS - Additional Information (Details) - USD ($) $ in Thousands	12 Months Ended
	Mar. 31, 2017	Mar. 31, 2016	Mar. 31, 2015
Shanghai Huajian Management
Acquisitions
Net revenue	$ 15,944	$ 16,953	$ 10,772
Net income (loss)	2,148	1,913	(676)
iKang Shenyang Hospital
Acquisitions
Net revenue	0	348	469
Net income (loss)	(319)	(168)	(392)
iKang Shenyang Ningshan Hospital
Acquisitions
Net revenue	81	417	144
Net income (loss)	(359)	(256)	(124)
Gold iKang Shenyang Hospital
Acquisitions
Net revenue	779	832	44
Net income (loss)	(497)	(143)	(475)
iKang Tianjin Hedong Dongrun
Acquisitions
Net revenue	1,026	842	30
Net income (loss)	(360)	(304)	(47)
iKang Tianjin Hexi Fenghui
Acquisitions
Net revenue	625	770	59
Net income (loss)	(679)	(426)	(73)
WA HK
Acquisitions
Net revenue	4,129	7,841	494
Net income (loss)	(2,057)	428	$ (203)
Chengdu Ommay
Acquisitions
Net revenue	1,817	1,128
Net income (loss)	(266)	(681)
iKang Yinchuan Ciming
Acquisitions
Net revenue	2,863	3,746
Net income (loss)	25	803
Beijing Tianzhikangjian
Acquisitions
Net revenue	10,704	7,420
Net income (loss)	(537)	(2,886)
Yantai Hongkang
Acquisitions
Net revenue	2,543	3,272
Net income (loss)	(28)	(66)
Shandong Ciming Clinics
Acquisitions
Net revenue	5,646	3,711
Net income (loss)	(1,735)	(1,330)
Xi'an iKang
Acquisitions
Net revenue	4,866	267
Net income (loss)	(784)	(663)
Wuhan Xiandai Sunny
Acquisitions
Net revenue	742	120
Net income (loss)	(702)	(173)
Guizhou Wishstar
Acquisitions
Net revenue	4,349	0
Net income (loss)	(305)	$ 10
Beijing Bohui
Acquisitions
Net revenue	3,795
Net income (loss)	$ 1,382